Redeemable Shares of Tge Spac	12 Months Ended
Dec. 31, 2025
Redeemable Shares of Tge Spac [Abstract]
REDEEMABLE SHARES OF TGE SPAC
24.	REDEEMABLE SHARES OF TGE SPAC

In December 2025, TGE SPAC issued 15,000,000 Class A ordinary shares as part of the Units to public investors.

The Class A ordinary shares of TGE SPAC (“SPAC Public Shares”) contain a redemption feature which allows for the redemption of such Public Shares in connection with the Company’s liquidation, or if there is a shareholder vote or tender offer in connection with the TGE SPAC’s initial business combination. In accordance with ASC 480-10-S99, TGE SPAC classifies SPAC Public Shares subject to possible redemption outside of permanent equity as the redemption provisions are not solely within the control of TGE SPAC. TGE SPAC recognizes changes in redemption value immediately as they occur and will adjust the carrying value of redeemable shares to equal the redemption value at the end of each reporting period. Immediately upon the closing of TGE SPAC’s the initial public offering, TGE SPAC recognized the accretion from initial book value to redemption value. The change in the carrying value of redeemable shares will result in charges against additional paid-in capital (to the extent available) and accumulated deficit. Accordingly, as of December 31, 2025, Class A ordinary shares subject to possible redemption are presented at redemption value as temporary equity, outside of the shareholders’ deficit section of the Company’s financial position. As of December 31, 2025, the Class A ordinary shares subject to possible redemption reflected in the financial position are reconciled in the following table:

US$
Gross proceeds	150,000
Less:
Proceeds allocated to Public Warrants	(2,266)
Proceeds allocated of the over-allotment option to Class A ordinary shares	(124)
Offering costs allocated to Class A ordinary shares subject to possible redemption	(9,518)
Plus:
Accretion of Class A ordinary shares subject to possible redemption	12,018
Class A ordinary shares of TGE SPAC subject to possible redemption at December 31, 2025	150,110